                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    N/A
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Capital Corporation
                 ------------------------------------
   Address:      280 Park Avenue, 22nd Floor East
                 ------------------------------------
                 New York, NY 10017
                 ------------------------------------

Form 13F File Number:    28-12967
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
         ---------------------------------------------
Title:   Vice President and General Counsel
         ---------------------------------------------
Phone:   310-201-4140
         ---------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael D. Weiner              Los Angeles, CA     February 14, 2008
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

This Amendment No. 1 to Form 13F-HR (this "Amendment") amends and restates in its entirety the Form 13F-HR originally filed on February 14, 2008, Accession Number 0001047469-08-001406 (the "Original 13F").

The Original 13F was a 13F for Ares Management LLC that was erroneously filed under the CIK code of Ares Capital Corporation on February 14, 2008. The Original 13F was not required to be filed because Ares Capital Corporation did not hold, as of the event date thereof, and currently does not hold,
Section 13(f) securities having an aggregate fair market value on the last trading day of any month of any calendar year of at least $100,000,000.

The correct filing can be found under Ares Management LLC, CIK #0001259313.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE